Employee Benefits	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee Benefits
18. Employee Benefits
Defined Contribution Plan
The Company established the flyExclusive 401(k) Plan (the “401k Plan”) under Section 401(k) of the Internal Revenue Code. Under the 401k Plan, employees (or “Participants”) with greater than two months
of service may contribute up to the lesser of $
58
or
100
% of their compensation per year subject to the elective limits as defined by IRS guidelines. The Company may make discretionary matching contributions in amounts equal to a uniform percentage or dollar amount of employees’ elective deferrals each plan year. The Company is matching
50
% of the first
8
% of base compensation that participants contribute to the plan. Vesting in the Company’s contribution portion of their accounts is based on years of continuous service. A participant is 100% vested after
2
years of credited service.
Investment selections consist of mutual funds. The Company’s contributions to the 401k Plan amounted to $
1,158
and $
973
for the years ended December 31, 2023 and 2022,
respectively.

Health and Welfare Benefits

The Company provides health and welfare benefits to its employees, including health, life, dental and disability insurance, among others.